Distribution Date:	08/17/26	Wells Fargo Commercial Mortgage Trust 2019-C54
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2019-C54

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark		ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-14		740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95001YAA2	2.120000%	13,445,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001YAB0	3.008000%	25,365,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95001YAC8	3.063000%	21,614,000.00	13,837,352.83	360,372.46	35,319.84	0.00	0.00	395,692.30	13,476,980.37	32.95%	30.00%
A-3	95001YAD6	2.892000%	151,000,000.00	138,033,110.59	0.00	332,659.80	0.00	0.00	332,659.80	138,033,110.59	32.95%	30.00%
A-4	95001YAE4	3.146000%	257,455,000.00	257,455,000.00	0.00	674,961.19	0.00	0.00	674,961.19	257,455,000.00	32.95%	30.00%
A-S	95001YAH7	3.449000%	46,050,000.00	46,050,000.00	0.00	132,355.38	0.00	0.00	132,355.38	46,050,000.00	25.40%	23.13%
B	95001YAJ3	3.671000%	31,817,000.00	31,817,000.00	0.00	97,333.51	0.00	0.00	97,333.51	31,817,000.00	20.18%	18.38%
C	95001YAK0	3.810000%	32,654,000.00	32,654,000.00	0.00	103,676.45	0.00	0.00	103,676.45	32,654,000.00	14.83%	13.50%
D	95001YAN4	2.500000%	19,090,000.00	19,090,000.00	0.00	39,770.83	0.00	0.00	39,770.83	19,090,000.00	11.70%	10.65%
E-RR	95001YAQ7	4.005780%	17,751,000.00	17,751,000.00	0.00	59,255.50	0.00	0.00	59,255.50	17,751,000.00	8.79%	8.00%
F-RR	95001YAS3	4.005780%	18,420,000.00	18,420,000.00	0.00	61,488.73	0.00	0.00	61,488.73	18,420,000.00	5.77%	5.25%
G-RR	95001YAU8	4.005780%	6,698,000.00	6,698,000.00	0.00	22,358.93	0.00	0.00	22,358.93	6,698,000.00	4.67%	4.25%
H-RR*	95001YAW4	4.005780%	28,468,471.00	28,468,471.00	0.00	94,407.06	0.00	0.00	94,407.06	28,468,471.00	0.00%	0.00%
R	95001YBA1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	95001YAY0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			669,827,471.00	610,273,934.42	360,372.46	1,653,587.22	0.00	0.00	2,013,959.68	609,913,561.96

X-A	95001YAF1	0.948240%	468,879,000.00	409,325,463.42	0.00	323,449.03	0.00	0.00	323,449.03	408,965,090.96
X-B	95001YAG9	0.386211%	110,521,000.00	110,521,000.00	0.00	35,570.36	0.00	0.00	35,570.36	110,521,000.00
X-D	95001YAL8	1.505780%	19,090,000.00	19,090,000.00	0.00	23,954.45	0.00	0.00	23,954.45	19,090,000.00
Notional SubTotal			598,490,000.00	538,936,463.42	0.00	382,973.84	0.00	0.00	382,973.84	538,576,090.96

Deal Distribution Total					360,372.46	2,036,561.06	0.00	0.00	2,396,933.52

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001YAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001YAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95001YAC8	640.20324003	16.67310354	1.63411863	0.00000000	0.00000000	0.00000000	0.00000000	18.30722217	623.53013649
A-3	95001YAD6	914.12656020	0.00000000	2.20304503	0.00000000	0.00000000	0.00000000	0.00000000	2.20304503	914.12656020
A-4	95001YAE4	1,000.00000000	0.00000000	2.62166666	0.00000000	0.00000000	0.00000000	0.00000000	2.62166666	1,000.00000000
A-S	95001YAH7	1,000.00000000	0.00000000	2.87416678	0.00000000	0.00000000	0.00000000	0.00000000	2.87416678	1,000.00000000
B	95001YAJ3	1,000.00000000	0.00000000	3.05916680	0.00000000	0.00000000	0.00000000	0.00000000	3.05916680	1,000.00000000
C	95001YAK0	1,000.00000000	0.00000000	3.17500000	0.00000000	0.00000000	0.00000000	0.00000000	3.17500000	1,000.00000000
D	95001YAN4	1,000.00000000	0.00000000	2.08333316	0.00000000	0.00000000	0.00000000	0.00000000	2.08333316	1,000.00000000
E-RR	95001YAQ7	1,000.00000000	0.00000000	3.33814996	0.00000000	0.00000000	0.00000000	0.00000000	3.33814996	1,000.00000000
F-RR	95001YAS3	1,000.00000000	0.00000000	3.33815038	0.00000000	0.00000000	0.00000000	0.00000000	3.33815038	1,000.00000000
G-RR	95001YAU8	1,000.00000000	0.00000000	3.33815019	0.00000000	0.00000000	0.00000000	0.00000000	3.33815019	1,000.00000000
H-RR	95001YAW4	1,000.00000000	0.00000000	3.31619707	0.02195306	4.86767765	0.00000000	0.00000000	3.31619707	1,000.00000000
R	95001YBA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	95001YAY0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001YAF1	872.98740916	0.00000000	0.68983475	0.00000000	0.00000000	0.00000000	0.00000000	0.68983475	872.21882609
X-B	95001YAG9	1,000.00000000	0.00000000	0.32184255	0.00000000	0.00000000	0.00000000	0.00000000	0.32184255	1,000.00000000
X-D	95001YAL8	1,000.00000000	0.00000000	1.25481666	0.00000000	0.00000000	0.00000000	0.00000000	1.25481666	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	35,319.84	0.00	35,319.84	0.00	0.00	0.00	35,319.84	0.00
A-3	07/01/26 - 07/30/26	30	0.00	332,659.80	0.00	332,659.80	0.00	0.00	0.00	332,659.80	0.00
A-4	07/01/26 - 07/30/26	30	0.00	674,961.19	0.00	674,961.19	0.00	0.00	0.00	674,961.19	0.00
X-A	07/01/26 - 07/30/26	30	0.00	323,449.03	0.00	323,449.03	0.00	0.00	0.00	323,449.03	0.00
X-B	07/01/26 - 07/30/26	30	0.00	35,570.36	0.00	35,570.36	0.00	0.00	0.00	35,570.36	0.00
X-D	07/01/26 - 07/30/26	30	0.00	23,954.45	0.00	23,954.45	0.00	0.00	0.00	23,954.45	0.00
A-S	07/01/26 - 07/30/26	30	0.00	132,355.38	0.00	132,355.38	0.00	0.00	0.00	132,355.38	0.00
B	07/01/26 - 07/30/26	30	0.00	97,333.51	0.00	97,333.51	0.00	0.00	0.00	97,333.51	0.00
C	07/01/26 - 07/30/26	30	0.00	103,676.45	0.00	103,676.45	0.00	0.00	0.00	103,676.45	0.00
D	07/01/26 - 07/30/26	30	0.00	39,770.83	0.00	39,770.83	0.00	0.00	0.00	39,770.83	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	59,255.50	0.00	59,255.50	0.00	0.00	0.00	59,255.50	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	61,488.73	0.00	61,488.73	0.00	0.00	0.00	61,488.73	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	22,358.93	0.00	22,358.93	0.00	0.00	0.00	22,358.93	0.00
H-RR	07/01/26 - 07/30/26	30	137,491.41	95,032.03	0.00	95,032.03	624.97	0.00	0.00	94,407.06	138,575.34
Totals			137,491.41	2,037,186.03	0.00	2,037,186.03	624.97	0.00	0.00	2,036,561.06	138,575.34

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	Additional Information
Total Available Distribution Amount (1)	2,396,933.52
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,047,390.28	Master Servicing Fee	3,004.72
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,438.10
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	262.76
ARD Interest	0.00	Operating Advisor Fee	1,014.24
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	194.44
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,047,390.28	Total Fees	10,204.25

Principal		Expenses/Reimbursements
Scheduled Principal	360,372.46	Reimbursement for Interest on Advances	1,380.81
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(4,062.50)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,190.66
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	1,116.00
Total Principal Collected	360,372.46	Total Expenses/Reimbursements	624.97

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,036,561.06
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	360,372.46
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,396,933.52
Total Funds Collected	2,407,762.74	Total Funds Distributed	2,407,762.74

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	610,273,935.24	610,273,935.24	Beginning Certificate Balance	610,273,934.42
(-) Scheduled Principal Collections	360,372.46	360,372.46	(-) Principal Distributions	360,372.46
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	609,913,562.78	609,913,562.78	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	610,273,935.27	610,273,935.27	Ending Certificate Balance	609,913,561.96
Ending Actual Collateral Balance	609,938,003.06	609,938,003.06

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.82)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.82)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.01%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	93,764,229.66	15.37%	38	4.0570	NAP	Defeased	6	93,764,229.66	15.37%	38	4.0570	NAP
4,000,000 or less	2	7,335,284.25	1.20%	38	4.0293	0.872881	1.35 or less	7	62,277,151.32	10.21%	38	4.0915	1.020939
4,000,001 to 5,000,000	4	18,028,732.49	2.96%	37	4.1107	1.777681	1.36 to 1.50	3	34,881,884.56	5.72%	37	4.0515	1.443154
5,000,001 to 6,000,000	2	10,911,508.00	1.79%	38	4.3998	1.812436	1.51 to 1.60	1	6,357,253.89	1.04%	39	4.1500	1.533700
6,000,001 to 7,000,000	3	18,762,055.75	3.08%	39	4.4433	1.757785	1.61 to 1.70	4	40,617,003.17	6.66%	38	4.3731	1.649351
7,000,001 to 8,000,000	3	23,350,907.48	3.83%	38	4.2624	1.388046	1.71 to 1.90	4	52,575,398.14	8.62%	39	4.2790	1.786225
8,000,001 to 9,000,000	2	16,915,415.55	2.77%	39	3.5975	4.795145	1.91 to 2.00	2	40,754,801.86	6.68%	39	3.9814	1.918694
9,000,001 to 10,000,000	1	9,528,121.11	1.56%	39	4.1600	0.496800	2.01 to 2.50	8	139,230,107.81	22.83%	46	3.6884	2.337060
10,000,001 to 15,000,000	8	100,787,200.68	16.52%	38	3.9712	2.312342	2.51 to 3.50	5	67,540,316.82	11.07%	38	3.7055	3.213150
15,000,001 to 20,000,000	5	90,530,107.81	14.84%	51	3.8383	2.256712	3.51 or greater	3	71,915,415.55	11.79%	39	3.4006	3.995755
20,000,001 to 30,000,000	4	99,850,000.00	16.37%	38	3.7934	1.987036	Totals	43	609,913,562.78	100.00%	40	3.8959	2.245276
30,000,001 to 50,000,000	2	65,150,000.00	10.68%	39	3.8447	2.165193
50,000,001 or greater	1	55,000,000.00	9.02%	39	3.3400	3.749900
Totals	43	609,913,562.78	100.00%	40	3.8959	2.245276
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	7	93,764,229.66	15.37%	38	4.0570	NAP	Washington, DC	1	27,600,000.00	4.53%	38	3.7900	2.478900
Alabama	2	6,520,741.65	1.07%	38	4.1940	1.656056	Wisconsin	2	7,880,795.08	1.29%	38	4.4500	1.659000
Arizona	4	2,570,346.03	0.42%	34	4.1390	2.270000	Totals	76	609,913,562.78	100.00%	40	3.8959	2.245276
California	10	144,004,988.33	23.61%	38	3.5109	2.728690
									Property Type³
Colorado	5	29,824,054.44	4.89%	39	3.9214	3.021032
Florida	5	27,760,491.34	4.55%	39	4.2598	1.398564		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	1	1,034,591.19	0.17%	38	4.3160	1.735300		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	1	19,500,000.00	3.20%	38	3.6000	1.256000	Defeased	7	93,764,229.66	15.37%	38	4.0570	NAP
Indiana	3	21,011,874.43	3.45%	94	3.8900	2.316307	Industrial	12	36,942,503.24	6.06%	38	4.0331	2.109362
Kansas	1	9,528,121.11	1.56%	39	4.1600	0.496800	Lodging	6	41,530,800.35	6.81%	39	4.3675	1.669034
Kentucky	2	2,223,270.44	0.36%	38	4.3160	1.735300	Mixed Use	4	50,240,032.34	8.24%	38	3.8664	2.591971
Maryland	1	4,175,398.14	0.68%	38	3.7570	1.723500	Mobile Home Park	2	6,004,801.86	0.98%	39	4.8000	1.936600
Michigan	1	4,573,311.14	0.75%	38	4.4500	1.659000	Multi-Family	7	54,935,670.01	9.01%	39	3.9262	2.746366
New Jersey	1	10,664,288.66	1.75%	39	4.1800	2.964700	Office	10	205,162,735.66	33.64%	44	3.7058	2.464355
New York	3	54,900,000.00	9.00%	39	4.0553	2.171985	Retail	25	101,806,484.22	16.69%	38	3.8345	2.139311
North Carolina	1	899,764.15	0.15%	38	4.3160	1.735300	Self Storage	3	19,526,305.62	3.20%	38	3.8890	1.554029
Ohio	5	10,692,481.31	1.75%	38	4.4896	1.698271	Totals	76	609,913,562.78	100.00%	40	3.8959	2.245276
Oklahoma	1	18,750,000.00	3.07%	39	3.8100	3.505500
Oregon	3	11,824,015.69	1.94%	38	3.4887	2.084868
Pennsylvania	5	19,787,678.11	3.24%	38	4.5120	1.553894
South Carolina	1	3,911,122.24	0.64%	38	4.0200	0.514000
Tennessee	4	20,231,996.86	3.32%	39	4.2674	2.857665
Texas	3	13,000,000.00	2.13%	38	3.4000	3.466600
Utah	1	34,750,000.00	5.70%	39	3.8400	1.915600
Virginia	2	8,530,002.95	1.40%	38	4.0836	1.430955

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	93,764,229.66	15.37%	38	4.0570	NAP	Defeased	6	93,764,229.66	15.37%	38	4.0570	NAP
	3.250% or less	1	25,000,000.00	4.10%	36	3.1300	2.073400	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	4	89,481,250.00	14.67%	38	3.3610	3.474241	13 months to 24 months	1	19,167,000.00	3.14%	99	3.8500	2.369200
	3.501% to 3.750%	4	52,028,523.36	8.53%	38	3.6052	2.765905	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	9	180,136,697.18	29.53%	45	3.8384	2.286338	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	10	68,422,916.86	11.22%	38	4.1515	1.458278	49 months or greater	36	496,982,333.12	81.48%	38	3.8672	2.308176
	4.251% to 4.500%	5	67,121,992.37	11.01%	38	4.3592	1.737278	Totals	43	609,913,562.78	100.00%	40	3.8959	2.245276
	4.501% to 4.750%	2	19,953,151.49	3.27%	39	4.6590	1.843178
	4.751% or greater	2	14,004,801.86	2.30%	39	4.8628	1.491838
	Totals	43	609,913,562.78	100.00%	40	3.8959	2.245276
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	93,764,229.66	15.37%	38	4.0570	NAP	Defeased	6	93,764,229.66	15.37%	38	4.0570	NAP
	58 months or less	36	496,982,333.12	81.48%	38	3.8672	2.308176	Interest Only	19	362,548,250.00	59.44%	41	3.7622	2.490943
	59 months or greater	1	19,167,000.00	3.14%	99	3.8500	2.369200	299 months or less	18	153,601,083.12	25.18%	38	4.1130	1.884401
	Totals	43	609,913,562.78	100.00%	40	3.8959	2.245276	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	43	609,913,562.78	100.00%	40	3.8959	2.245276
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	93,764,229.66	15.37%	38	4.0570	NAP			No outstanding loans in this group
Underwriter's Information		2	9,680,497.96	1.59%	36	4.2894	1.854192
	12 months or less	33	472,864,033.30	77.53%	41	3.8505	2.314697
	13 months to 24 months	1	27,600,000.00	4.53%	38	3.7900	2.478900
	25 months or greater	1	6,004,801.86	0.98%	39	4.8000	1.936600
	Totals	43	609,913,562.78	100.00%	40	3.8959	2.245276
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300572031	OF	El Segundo	CA	Actual/360	3.340%	158,186.11	0.00	0.00	N/A	11/06/29	--	55,000,000.00	55,000,000.00	08/06/26
2	300572032	RT	West Bountiful	UT	Actual/360	3.840%	114,906.67	0.00	0.00	N/A	11/06/29	--	34,750,000.00	34,750,000.00	08/06/26
3	310951057	MF	Fresno	CA	Actual/360	4.070%	104,058.64	52,415.76	0.00	N/A	10/11/29	--	29,690,980.05	29,638,564.29	08/11/26
4	301741479	OF	Various	NY	Actual/360	4.310%	90,929.03	0.00	0.00	N/A	11/06/29	--	24,500,000.00	24,500,000.00	08/06/26
5	301741475	OF	Brooklyn	NY	Actual/360	3.850%	100,784.44	0.00	0.00	N/A	11/06/29	--	30,400,000.00	30,400,000.00	08/06/26
6	307331160	MU	Washington	DC	Actual/360	3.790%	90,075.67	0.00	0.00	N/A	10/06/29	--	27,600,000.00	27,600,000.00	08/06/26
7	310951647	OF	Burbank	CA	Actual/360	3.130%	67,381.94	0.00	0.00	N/A	08/11/29	--	25,000,000.00	25,000,000.00	08/11/26
9	307331164	MF	Columbus	OH	Actual/360	4.283%	88,522.15	0.00	0.00	N/A	10/06/29	--	24,000,000.00	24,000,000.00	08/06/26
10	310951102	OF	Santa Monica	CA	Actual/360	3.970%	77,773.40	0.00	0.00	N/A	09/11/29	--	22,750,000.00	22,750,000.00	08/11/26
11	322460002	IN	Various	Various	Actual/360	4.450%	53,889.26	21,668.55	0.00	N/A	10/06/29	--	14,063,162.96	14,041,494.41	08/06/26
11A	322460102				Actual/360	4.450%	17,963.09	7,222.85	0.00	N/A	10/06/29	--	4,687,720.81	4,680,497.96	08/06/26
12	310951917	RT	Chicago	IL	Actual/360	3.600%	60,450.00	0.00	0.00	N/A	10/11/29	--	19,500,000.00	19,500,000.00	07/11/26
13	307331172	OF	Jeffersonville	IN	Actual/360	3.850%	63,543.93	0.00	0.00	N/A	11/06/34	--	19,167,000.00	19,167,000.00	08/06/26
14	301741469	MF	Tulsa	OK	Actual/360	3.810%	61,515.62	0.00	0.00	N/A	11/06/29	--	18,750,000.00	18,750,000.00	08/06/26
15	322830015	RT	Various	Various	Actual/360	4.316%	65,039.72	0.00	0.00	N/A	10/06/29	--	17,500,000.00	17,500,000.00	08/06/26
16	310952020	IN	San Diego	CA	Actual/360	3.620%	48,762.60	29,857.71	0.00	N/A	10/11/29	--	15,642,965.52	15,613,107.81	08/11/26
17	301741476	OF	Colorado Springs	CO	Actual/360	3.759%	47,497.80	29,000.56	0.00	N/A	11/06/29	--	14,673,778.72	14,644,778.16	08/06/26
18	301741468	LO	Various	Various	Actual/360	4.700%	58,803.73	26,252.87	0.00	N/A	11/06/29	--	14,529,404.36	14,503,151.49	08/06/26
19	301741461	MF	Virginia Beach	VA	Actual/360	4.030%	55,003.90	0.00	0.00	N/A	11/06/29	--	15,850,000.00	15,850,000.00	08/06/26
20	310950903	LO	Fort Myers	FL	Actual/360	4.250%	45,661.18	24,440.25	0.00	N/A	10/11/29	--	12,476,678.21	12,452,237.96	07/11/26
21	322830021	Various Houston		TX	Actual/360	3.400%	38,061.11	0.00	0.00	N/A	10/06/29	--	13,000,000.00	13,000,000.00	08/06/26
22	301741478	MF	Holland Township	MI	Actual/360	3.380%	37,837.22	0.00	0.00	N/A	08/06/29	--	13,000,000.00	13,000,000.00	08/06/26
23	300572028	LO	North Bergen	NJ	Actual/360	4.180%	38,461.31	21,056.46	0.00	N/A	11/06/29	--	10,685,345.12	10,664,288.66	08/06/26
24	410952174	MF	Portland	OR	Actual/360	3.440%	32,584.44	0.00	0.00	N/A	10/11/29	--	11,000,000.00	11,000,000.00	08/11/26
25	310951490	RT	Redding	CA	Actual/360	3.340%	30,145.24	0.00	0.00	N/A	09/11/29	--	10,481,250.00	10,481,250.00	08/11/26
26	300572024	OF	Lenexa	KS	Actual/360	4.160%	34,183.73	14,484.81	0.00	N/A	11/06/29	--	9,542,605.92	9,528,121.11	08/06/26
27	322830027	RT	Greeley	CO	Actual/360	3.571%	26,550.30	18,751.43	0.00	N/A	11/06/29	--	8,634,166.98	8,615,415.55	08/06/26
28	322830028	RT	Columbus	OH	Actual/360	4.250%	29,683.48	14,837.08	0.00	N/A	10/06/29	--	8,110,855.38	8,096,018.30	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	410945096	SS	Vacaville	CA	Actual/360	3.807%	25,944.56	14,628.41	0.00	N/A	10/11/29	--	7,914,149.29	7,899,520.88	08/11/26
30	301741470	MF	Cookeville	TN	Actual/360	3.625%	25,908.68	0.00	0.00	N/A	11/06/29	--	8,300,000.00	8,300,000.00	08/06/26
31	301741467	MF	Memphis	TN	Actual/360	4.910%	33,824.44	0.00	0.00	N/A	11/06/29	--	8,000,000.00	8,000,000.00	08/06/26
32	600951754	SS	Salem	VA	Actual/360	4.050%	26,029.94	12,394.25	0.00	N/A	10/11/29	--	7,463,780.85	7,451,386.60	08/11/26
34	307331174	RT	Cooper City	FL	Actual/360	4.150%	22,757.76	11,026.42	0.00	N/A	11/06/29	--	6,368,280.31	6,357,253.89	08/06/26
35	300572026	MH	Colorado Springs	CO	Actual/360	4.800%	24,858.06	9,245.19	0.00	N/A	11/06/29	--	6,014,047.05	6,004,801.86	08/06/26
36	301741465	MU	San Diego	CA	Actual/360	4.400%	24,248.89	0.00	0.00	N/A	11/06/29	--	6,400,000.00	6,400,000.00	08/06/26
37	322830037	MF	Bloomsburg	PA	Actual/360	4.250%	20,026.83	10,719.41	0.00	N/A	10/06/29	--	5,472,227.41	5,461,508.00	08/06/26
38	307331171	MU	Miami	FL	Actual/360	4.550%	21,353.40	0.00	0.00	N/A	11/06/29	--	5,450,000.00	5,450,000.00	08/06/26
39	307331154	OF	Birmingham	AL	Actual/360	4.050%	14,595.78	12,332.25	0.00	N/A	10/06/29	--	4,185,168.64	4,172,836.39	08/06/26
40	322830040	Various Various		Various	Actual/360	4.139%	17,820.69	0.00	0.00	N/A	06/06/29	--	5,000,000.00	5,000,000.00	08/06/26
41	410949057	SS	Baltimore	MD	Actual/360	3.757%	13,531.93	7,326.15	0.00	N/A	10/11/29	--	4,182,724.29	4,175,398.14	08/11/26
42	322830042	LO	Conway	SC	Actual/360	4.020%	13,566.59	7,969.02	0.00	N/A	10/06/29	--	3,919,091.26	3,911,122.24	08/06/26
43	300572030	SS	Kalispell	MT	Actual/360	4.638%	12,733.67	8,686.72	0.00	N/A	11/06/29	--	3,188,333.79	3,179,647.07	08/06/26
44	300572029	MF	Fort Myers	FL	Actual/360	4.040%	11,933.35	6,056.31	0.00	N/A	11/06/29	--	3,430,218.32	3,424,162.01	08/06/26
Totals							2,047,390.28	360,372.46	0.00				610,273,935.24	609,913,562.78
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	3,630,766.55	1,783,979.39	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	3,404,634.40	678,146.44	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	1,792,962.45	502,098.99	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,020,350.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,023,489.54	1,413,622.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	15,828,935.11	3,311,081.02	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	1,809,513.41	707,969.83	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	7,073,630.69	1,923,162.77	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,879,213.41	241,578.53	01/01/26	03/31/26	04/13/26	0.00	0.00	60,366.04	60,366.04	0.00	0.00
13	2,644,082.26	665,117.36	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,645,090.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,500,330.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,846,221.77	1,203,724.11	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,215,019.57	1,235,256.22	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,014,853.98	1,945,721.96	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,078,278.78	1,005,808.50	04/01/25	03/31/26	--	0.00	0.00	70,047.71	70,047.71	0.00	0.00
21	4,779,384.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	2,238,536.63	2,328,699.21	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	768,431.82	406,253.40	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,368,585.75	325,077.94	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	976,571.81	97,173.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,737,256.08	1,315,838.02	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	882,604.35	199,497.36	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,387,037.97	779,146.97	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	511,169.20	120,721.16	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	675,913.13	161,529.66	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	562,899.79	330,107.75	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	804,195.00	200,448.22	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	641,046.90	269,087.48	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	492,287.02	120,862.70	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	687,261.59	152,449.47	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	658,452.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	416,933.74	110,019.36	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	260,598.75	201,864.13	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	193,310.26	70,922.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	76,449,849.92	23,806,966.71				0.00	0.00	130,413.75	130,413.75	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	1	19,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.895854%	3.868444%	40
07/17/26	1	19,500,000.00	0	0.00	0	0.00	1	19,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.895979%	3.868573%	41
06/17/26	0	0.00	0	0.00	0	0.00	1	19,500,000.00	0	0.00	0	0.00	0	0.00	1	6,966,889.40	3.896113%	3.868711%	42
05/15/26	1	19,500,000.00	0	0.00	0	0.00	1	19,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.903505%	3.875669%	43
04/17/26	0	0.00	0	0.00	0	0.00	1	19,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.903643%	3.875811%	44
03/17/26	1	19,500,000.00	0	0.00	0	0.00	1	19,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.903771%	3.875942%	45
02/18/26	0	0.00	0	0.00	0	0.00	1	19,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.903927%	3.876103%	46
01/16/26	0	0.00	0	0.00	0	0.00	1	19,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.904053%	3.876232%	47
12/17/25	0	0.00	0	0.00	0	0.00	1	19,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.904179%	3.876361%	48
11/18/25	0	0.00	0	0.00	0	0.00	1	19,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.904313%	3.865376%	49
10/20/25	0	0.00	0	0.00	0	0.00	1	19,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.904437%	3.865510%	50
09/17/25	0	0.00	0	0.00	0	0.00	1	19,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.904571%	3.865653%	51
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	310951917	07/11/26	0	B	60,366.04	60,366.04	0.00	19,500,000.00	05/21/25	98		07/17/25
20	310950903	07/11/26	0	B	70,047.71	70,047.71	0.00	12,476,678.21
Totals					130,413.75	130,413.75	0.00	31,976,678.21
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		43,000,000	43,000,000		0	0
37 - 48 Months		547,746,563	528,246,563		0	19,500,000
49 - 60 Months		0	0		0	0
> 60 Months		19,167,000	19,167,000		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	609,913,563	609,913,563	0	0	0	0
Jul-26	610,273,935	590,773,935	19,500,000	0	0	0
Jun-26	610,655,308	610,655,308	0	0	0	0
May-26	617,990,348	598,490,348	19,500,000	0	0	0
Apr-26	618,380,429	618,380,429	0	0	0	0
Mar-26	618,745,899	599,245,899	19,500,000	0	0	0
Feb-26	619,180,046	619,180,046	0	0	0	0
Jan-26	619,542,686	619,542,686	0	0	0	0
Dec-25	619,904,045	619,904,045	0	0	0	0
Nov-25	620,287,576	620,287,576	0	0	0	0
Oct-25	620,646,300	620,646,300	0	0	0	0
Sep-25	621,027,291	621,027,291	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	310951917	19,500,000.00	19,500,000.00	21,700,000.00	09/24/25	224,109.53	1.25600	03/31/26	10/11/29	I/O
Totals		19,500,000.00	19,500,000.00	21,700,000.00		224,109.53

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	310951917	RT	IL	05/21/25	98

Loan was transferred to Special Servicing effective May 21, 2025 due to Imminent Monetary Default (excluding Balloon/Maturity Default & Single Tenant Bankruptcy/Vacate) after Lululemon communicated to the sponsor it would not be exercising its option to e xtend the lease and was seeking a significant rent reduction. A receiver was appointed by the court on 8/08/2025. The receiver negotiated a 2-year extension of the Lululemon lease (26,412 SF, 83.16% of NRA). The go-

forward NOI of the property is projecte d to be $552k (0.77x DSCR-NOI). The Receiver has engaged JLL to market the Lululemon space for lease prior to its 2028 lease expiration. Special servicer continues to evaluate leasing strategies with the receiver to stabilize the property and optimize rec overy to the Trust.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	301741479	0.00	4.31000%	0.00	4.31000%	8	12/20/24	12/20/24	01/13/25
6	307331160	0.00	3.79000%	0.00	3.79000%	8	06/05/25	06/05/25	07/11/25
18	301741468	16,177,233.28	4.70000%	16,177,233.28	4.70000%	10	10/06/20	08/06/20	11/12/20
18	301741468	0.00	4.70000%	0.00	4.70000%	10	11/12/20	08/06/20	10/06/20
20	310950903	14,040,365.05	4.25000%	14,040,365.05	4.25000%	10	09/04/20	09/11/20	10/13/20
20	310950903	0.00	4.25000%	0.00	4.25000%	10	10/13/20	09/11/20	09/04/20
Totals		30,217,598.33		30,217,598.33
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	0.00	0.00	909.29	0.00	0.00	0.00	14.21	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	900.76	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	(4,062.50)	0.00	0.00	0.00	0.00	0.00	1,361.39	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	380.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	5.21	0.00	0.00	0.00
42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,116.00	0.00
Total	0.00	0.00	(4,062.50)	0.00	2,190.66	0.00	0.00	0.00	1,380.81	0.00	1,116.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			624.97

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Supplemental Notes
None

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